Equity compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Inputs were Used in the Valuation of the Class B Units for Grants
The following inputs were used in the valuation of the Class B units for grants issued during the years ended December 31, 2019, and 2018:

	2019	2018
Expected life (years)	3.9	4.0
Risk-free rate (%)	1.55%	2.70%
Expected volatility (%)	45%	35%
Expected dividend (%)	—%	—%

Summary of PIU Awards
A summary of PIU awards granted by SIS to the employees of the Company, for the years ended December 31, 2021, and 2020 is presented below:

	Number of units	Weighted-average grant date fair value
Outstanding at January 1, 2020	686,714	$82.65
Forfeited	(48,995)	(81.95)

Outstanding at December 31, 2020	637,719	$82.70
Forfeited	(4,407)	(89.00)

Outstanding at December 31, 2021	633,312	$82.63

Schedule of assumptions used for estimating fair value
The fair value of stock options awards was estimated at the grant date at $2.42 per share using a Black Scholes valuation model, with the following weighted average assumptions for the year ended December 31, 2021:

Stock Options Granted during the Year Ended December 31, 2021
Expected term (in years)	6.1
Expected stock volatility	30.7%
Risk-free interest rate	0.87%
Stock price at grant date	$8.65
Exercise price	$9.55
Dividend yield	—%

Schedule of Stock Options Transactions	Stock option transactions are as follows:

	Shares Subject to Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding from January 1, 2020, to December 31, 2020	—	$—	—	$—
Granted	849,233	$9.55
Exercised	—	$—
Expired/forfeited	—	$—

Outstanding at December 31, 2021	849,233	$9.55	9.6	$2,598,653

Exercisable, December 31, 2021	—	$—	—	$—
Unvested and expected to vest, December 31, 2021	849,233	$9.55	9.6	$2,598,653

Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Options Transactions	The RSUs issued to employees vest in three equal annual installments. RSUs transactions are as follows:

	Shares Subject to RSUs	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding from January 1, 2020, to December 31, 2020	—	$—	—	$—
Granted	3,347,511	$9.32
Exercised	—	$—
Expired/forfeited	(11,700)	$9.30

Outstanding at December 31, 2021	3,335,811	$9.32	1.6	$42,064,577

Exercisable, December 31, 2021	—	$—	—	$—
Unvested and expected to vest, December 31, 2021	3,335,811	$9.32	1.6	$42,064,577